As filed with the Securities and Exchange Commission on August 3, 2006
                                                             File No. 333-119916
                                                                       811-09065
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 8                                        |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No.  27                                                     |X|
                     ----
                        (Check appropriate box or boxes.)

                             ----------------------
                     PHLVIC Variable Universal Life Account

                           (Exact Name of Registrant)
                             ----------------------

                         PHL Variable Insurance Company

                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06103-2899
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06103-2899
                     (Name and Address of Agent for Service)

                             ----------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)
[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on August 14, 2006 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
|X| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

================================================================================

Registrant's Prospectus, Statement of Additional Information and Part C are hereby incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 (Accession No. 0000949377-06-000171) filed with the Commission on March 14, 2006.

The sole purpose of this filing is to delay the effectiveness to PEA Amendment No. 2, filed on March 14, 2006.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 3rd day of August, 2006.

                                        PHLVIC Variable Universal Life Account
                                                      (Registrant)

                                   By:  ________________________________________
                                         *Philip K. Polkinghorn, President


                                            PHL Variable Insurance Company
                                                      (Depositor)

                                   By:  ________________________________________
                                        *Philip K. Polkinghorn, President





Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 3rd day of August, 2006.

SIGNATURE                                   TITLE
---------                                   -----

                                             Director, Executive Vice President, and Chief Financial Officer
----------------------------------------
*Michael E. Haylon

                                            Director and Senior Vice President
----------------------------------------
*Mitchell R. Katcher

----------------------------------------
*Philip K. Polkinghorn                      President


----------------------------------------
*James D. Wehr                              Director, Executive Vice President and Chief
                                            Investment Officer


  By: /s/ Kathleen A. McGah
      ---------------------
  * Kathleen A. McGah, as Attorney-in-Fact pursuant to a Power of Attorney, on file with Depositor.